General & Administrative Expenses - Compensation of Executives and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key Management Personnel Compensation [Abstract]
Cash compensation	$ 4,171	$ 4,162	$ 5,434
Pension cost	155	158	167
Compensation related to options and restricted stock	4,107	6,227	6,223
Total remuneration	$ 8,433	$ 10,547	$ 11,823